LEASE OBLIGATIONS (Narrative) (Details)	Dec. 31, 2022	Dec. 31, 2021
Calgary [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of incremental borrowing rate	4.60%	7.00%
Grande Prairie Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of incremental borrowing rate	4.60%	7.00%
Leased Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of incremental borrowing rate	4.70%	0.00%